Intangible assets, net - Amortization amount of intangible assets (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible assets, net
2025	¥ 1,739,410	$ 238,298
2026	1,739,410	238,298
2027	1,737,829	238,082
2028	1,736,722	237,930
2029 and thereafter	9,990,445	1,368,685
Intangible assets, net	¥ 16,943,816	$ 2,321,293	¥ 1,989,722